Edward Jones Money Market Fund
INVESTMENT SHARES
RETIREMENT SHARES

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED April 30, 2012
Effective December 31, 2012, Nicholas P. Constantakis retired from his position on the Federated Funds Board. Mr. Constantakis also retired from his position on the Audit Committee and the Nominating Committee.
January 31, 2013
Edward Jones Money Market Fund
201 Progress Parkway
Maryland Heights, Missouri 63043
1-800-331-2451
Federated Securities Corp., Distributor
Q451493 (1/13)